Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group		¥ 718,645	¥ 1,228,160		¥ 202,680
Net cash provided by (used in) operating activities		228,334	(563,836)	[1]	690,429	[1]
Cash flows from investing activities:
Other-net		(49,590)	(72,765)	[1]	(151,078)	[1]
Net cash provided by (used in) investing activities		(4,632,028)	3,244,016	[1]	4,840,400	[1]
Cash flows from financing activities:
Proceeds from issuance of long-term debt		5,020,636	6,671,031	[1]	12,265,629	[1]
Repayment of long-term debt		(4,236,887)	(5,485,894)	[1]	(6,641,722)	[1]
Proceeds from sales of treasury stock		2,322	1,316	[1]	256	[1]
Payments for acquisition of treasury stock		(159,962)	(201,102)	[1]	(217,803)	[1]
Dividends paid		(275,581)	(240,514)	[1]	(246,345)	[1]
Other-net		197,673	(87,067)	[1]	105,995	[1]
Net cash provided by financing activities		3,063,331	9,362,206	[1]	9,145,300	[1]
Net increase (decrease) in cash and cash equivalents		(1,296,388)	11,854,237	[1]	14,341,336	[1]
Cash and cash equivalents at beginning of fiscal year	[1]	75,873,456	64,019,219		49,677,883
Cash and cash equivalents at end of fiscal year		74,577,068	75,873,456	[1]	64,019,219	[1]
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group		718,645	1,228,160		202,680
Adjustments and other		(351,775)	(799,571)		371,901
Net cash provided by (used in) operating activities		366,870	428,589		574,581
Cash flows from investing activities:
Proceeds from sales of investment in subsidiaries and affiliated companies		455,605			1,574
Purchase of equity investment in subsidiaries and an affiliated company		(18,346)	(53,000)		(91,877)
Net increase in loans to subsidiaries		(2,112,711)	(1,682,576)		(1,802,664)
Other-net		(9,009)	(4,361)		(2,659)
Net cash provided by (used in) investing activities		(1,684,461)	(1,739,937)		(1,895,626)
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries		(194,300)	(41,402)		(32,412)
Proceeds from issuance of long-term debt		2,043,677	1,872,986		1,808,672
Repayment of long-term debt		(314)	(112,184)		(20)
Repayment of long-term debt to affiliated companies		(500)	(1,090)		(1,136)
Proceeds from sales of treasury stock		3	1		1
Payments for acquisition of treasury stock		(150,277)	(200,038)		(200,028)
Dividends paid		(276,279)	(241,067)		(246,564)
Other-net		(15,490)	(9,677)		(9,333)
Net cash provided by financing activities		1,406,520	1,267,529		1,319,180
Net increase (decrease) in cash and cash equivalents		88,929	(43,819)		(1,865)
Cash and cash equivalents at beginning of fiscal year		114,784	158,603		160,468
Cash and cash equivalents at end of fiscal year		¥ 203,713	¥ 114,784		¥ 158,603

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.